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As filed with the Securities and Exchange Commission on December 8, 2003

Securities Act Registration No. 333-109651
Investment Company Registration No. 811-21443

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

Registration Statement under the Securities Act of 1933	☒
Pre-Effective Amendment No. 3	☒
Post-Effective Amendment No.	☐
and/or Registration Statement Under
The Investment Company Act of 1940	☒
Amendment No. 3	☒

BlackRock Dividend Achievers™ Trust
(Exact Name of Registrant as Specified in Declaration of Trust)

100 Bellevue Parkway
Wilmington, Delaware 19809
(Address of Principal Executive Offices)

(888) 825-2257
(Registrant's Telephone Number, Including Area Code)

Robert S. Kapito, President
BlackRock Dividend Achievers™ Trust
40 East 52nd Street
New York, New York 10022
(Name and Address of Agent for Service)

Copies to:

Michael K. Hoffman, Esq. Skadden, Arps, Slate, Meagher & Flom LLP Four Times Square New York, New York 10036	Leonard B. Mackey, Jr., Esq. Clifford Chance US LLP 200 Park Avenue New York, New York 10166

        Approximate Date of Proposed Public Offering:    As soon as practicable after the effective date of this Registration Statement.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee

Common Shares, $0.001 par value	4,000,000 shares	$15.00	$60,000,000(1)	$4,854(2)

(1)
Estimated solely for the purpose of calculating the registration fee.

(2)
$4,854 previously paid.

        THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATES AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

BlackRock Dividend Achievers Trust (the "Trust") hereby incorporates by reference the Prospectus and Statement of Additional Information included in Pre-Effective Amendment Number 2 to its registration statement on Form N-2 (Securities Act Registration No. 333-109651; Investment Company Act No. 811-21443) (the "Registration Statement"), filed on November 26, 2003 (Accession Number 0001047469-03-038609), in their entirety. The purpose of this Pre-Effective Amendment Number 3 to the Registration Statement is to supplement the Preliminary Prospectus of the Trust dated November 24, 2003. The supplement is set forth below in its entirety.

The information contained in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

BLACKROCK DIVIDEND ACHIEVERSTM TRUST
(the "Trust")

Supplement dated December 8, 2003
to the Preliminary Prospectus dated November 24, 2003

        The Trust currently anticipates that the size of this offering will be limited to approximately $700,000,000 (exclusive of the underwriters' option to purchase additional shares). Accordingly, the Trust's prospectus is hereby supplemented as follows.

        The last sentence under "Prospectus Summary—The Offering" and the fourth sentence of the fifth paragraph under "Underwriting" is deleted and replaced as follows:

        The Trust currently anticipates that the size of this offering will be limited to approximately $700,000,000 (exclusive of the underwriters' option to purchase additional shares).

        The table under "Summary of Trust Expenses" is deleted and replaced as follows:

        The following table shows Trust expenses as a percentage of net assets attributable to common shares:

Shareholder Transaction Expenses

Sales Load Paid by You (as a percentage of offering price)	4.50	%(1)
Offering Expenses borne by the Trust (as a percentage of offering price)(2)	0.20%
Dividend Reinvestment Plan Fees	None	(3)
Annual Expenses	Percentage of Net Assets Attributable to Common Shares
Management Fees	0.65%
Other Expenses	0.20	%(4)

Total Annual Expenses	0.85%

(1)
BlackRock Advisors has retained A.G. Edwards & Sons, Inc. to provide certain consulting services and has retained Merrill Lynch, Pierce, Fenner & Smith Incorporated and Raymond James & Associates, Inc. to provide certain after market support services. See "Underwriting."

(2)
The Trust will pay organizational expenses and offering costs of the Trust (other than the sales load) up to an aggregate of $0.03 per share of the Trust's common shares. BlackRock has agreed to pay such organizational expenses and offering costs of the Trust to the extent they exceed $0.03 per share of the Trust's common shares.

(3)
You will be charged a $2.50 service charge and pay brokerage charges if you direct the Plan Agent (as defined below) to sell your common shares held in a dividend reinvestment account.

(4)
Other expenses include an annual licensing fee of 0.10% which is calculated based on average weekly net assets and which, pursuant to a licensing agreement, the Trust will pay to Mergent® for the use of certain trade marks and for the use of the Dividend Achiever's™ universe.

        The purpose of the table above and the example below is to help you understand all fees and expenses that you, as a holder of common shares, would bear directly or indirectly. The expenses shown in the table under "Other Expenses" and "Total Annual Expenses" are based on estimated amounts for the Trust's first full year of operations and assume that the Trust issues 36,666,667 common shares. If

1

the Trust issues fewer common shares, all other things being equal, these expenses would increase. See "Management of the Trust" and "Dividend Reinvestment Plan."

        The following example illustrates the expenses (including the sales load of $45) that you would pay on a $1,000 investment in common shares, assuming (1) total net annual expenses of 0.85% of net assets attributable to common shares, and (2) a 5% annual return:(1)

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$60	$78	$97	$151

(1)
The example should not be considered a representation of future expenses. The example assumes that the estimated "Other Expenses" set forth in the Annual Expenses table are accurate, and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Trust's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

2

PART C

Other Information

Item 24. Financial Statements And Exhibits

(1)
Financial Statements

    Part A—None.

    Part B—Statement of Assets and Liabilities.

(2)
Exhibits

(a)
Agreement and Declaration of Trust.(1)

(b)
By-Laws.(1)

(c)
Inapplicable.

(d)
Form of Specimen Certificate.(2)

(e)
Dividend Reinvestment Plan.(2)

(f)
Inapplicable.

(g)
(1)   Investment Management Agreement.(2)

(g)
(2)   Sub-Investment Advisory Agreement.(2)

(h)
Form of Underwriting Agreement.(2)

(i)
Form of Deferred Compensation Plan for Independent Trustees.(2)

(j)
Custodian Agreement.(2)

(k)
(1)   Transfer Agency Agreement.(2)

(k)
(2)   License Agreement.(2)

(l)
Opinion and Consent of Counsel to the Trust.(2)

(m)
Inapplicable.

(n)
Consent of Independent Public Accountants.(2)

(o)
Inapplicable.

(p)
Initial Subscription Agreement.(2)

(q)
Inapplicable.

(r)
(1)   Code of Ethics of Trust.(2)

(r)
(2)   Code of Ethics of Advisor and Sub-Advisor.(2)

(s)
Power of Attorney.(1)

(1)
Previously filed

(2)
To be filed by amendment

PART C-1

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 8th day of December 2003.

/s/ ROBERT S. KAPITO

Robert S. Kapito President and Chief Executive Officer

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities set forth below on the 8th day of December 2003.

NAME	TITLE

/s/ ROBERT S. KAPITO Robert S. Kapito	Trustee, President and Chief Executive Officer
/s/ HENRY GABBAY Henry Gabbay	Treasurer and Principal Financial Officer
* Andrew F. Brimmer	Trustee
* Richard E. Cavanagh	Trustee
* Kent Dixon	Trustee
* Frank J. Fabozzi	Trustee

* James Clayburn La Force, Jr.	Trustee
* Walter F. Mondale	Trustee
* Ralph L. Schlosstein	Trustee
*By:	/s/ ROBERT S. KAPITO Robert S. Kapito Attorney-in-fact

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BLACKROCK DIVIDEND ACHIEVERSTM TRUST (the "Trust")
Supplement dated December 8, 2003 to the Preliminary Prospectus dated November 24, 2003
PART C Other Information
SIGNATURES